Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	¥ 1,243,075	¥ 1,356,961	¥ 1,279,514
Provision for credit losses (Note 4)	226,112	121,790	258,795
Charge-offs	361,055	337,151	314,375
Recoveries collected	64,541	70,892	65,236
Net charge-offs	296,514	266,259	249,139
Other	61,667	30,583	67,791
Balance at end of fiscal year	1,234,340	1,243,075	1,356,961
Allowance for credit losses at acquisition	14,067
Effect of adopting new guidance on troubled debt restructurings and vintage disclosures
Financing Receivable, Allowance for Credit Losses [Line Items]
Other			18,869
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	611,622	745,514	719,589
Provision for credit losses (Note 4)	24,661	(93,052)	66,240
Charge-offs	84,151	55,914	72,792
Recoveries collected	7,294	13,213	14,488
Net charge-offs	76,857	42,701	58,304
Other	8,173	1,861	17,989
Balance at end of fiscal year	567,599	611,622	745,514
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	49,607	56,964	59,747
Provision for credit losses (Note 4)	(15,826)	(6,729)	(1,500)
Charge-offs	1,005	635	1,289
Recoveries collected	0	7	6
Net charge-offs	1,005	628	1,283
Other	0	0	0
Balance at end of fiscal year	32,776	49,607	56,964
Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	40,927	36,423	42,469
Provision for credit losses (Note 4)	30,027	25,607	21,927
Charge-offs	25,576	22,002	21,020
Recoveries collected	643	899	713
Net charge-offs	24,933	21,103	20,307
Other	0	0	(7,666)
Balance at end of fiscal year	46,021	40,927	36,423
Krungsri
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	423,857	405,211	364,647
Provision for credit losses (Note 4)	150,212	156,582	138,358
Charge-offs	198,727	199,643	180,641
Recoveries collected	44,067	40,340	32,856
Net charge-offs	154,660	159,303	147,785
Other	57,820	21,367	49,991
Balance at end of fiscal year	477,229	423,857	405,211
Allowance for credit losses at acquisition	14,067		20,134
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	117,062	112,849	93,062
Provision for credit losses (Note 4)	37,038	39,382	33,770
Charge-offs	51,596	58,957	38,633
Recoveries collected	12,537	16,433	17,173
Net charge-offs	39,059	42,524	21,460
Other	(4,326)	7,355	7,477
Balance at end of fiscal year	¥ 110,715	¥ 117,062	112,849
Allowance for credit losses at acquisition			¥ 2,097